UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06400

The Advisors’ Inner Circle Fund

(Exact name of registrant as specified in charter)

101 Federal Street

Boston, MA 02110

(Address of principal executive offices) (Zip code)

SEI Corporation

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-446-3863

Date of fiscal year end: October 31, 2012

Date of reporting period: July 31, 2012

Item 1.	Schedule of Investments

Schedule of Investments (Unaudited)

July 31, 2012

United Association S&P 500 Index Fund

Description	Shares	Value

Common Stock (99.2%)
Consumer Discretionary (10.7%)
Abercrombie & Fitch, Cl A	908	$30,690
Amazon.com*	3,814	889,806
Apollo Group, Cl A*	1,186	32,259
AutoNation*	472	18,611
Autozone*	297	111,443
Bed Bath & Beyond*	2,419	147,438
Best Buy	2,993	54,143
Big Lots*	706	28,600
BorgWarner*	1,112	74,615
Cablevision Systems, Cl A	2,299	35,267
CarMax*	2,373	66,041
Carnival	4,569	152,056
CBS, Cl B	6,770	226,524
Chipotle Mexican Grill, Cl A*	332	97,054
Coach	3,059	150,901
Comcast, Cl A	28,826	938,286
Darden Restaurants	1,343	68,735
DeVry	641	12,583
DIRECTV, Cl A*	7,194	357,254
Discovery Communications, Cl A*	2,714	137,410
Dollar Tree*	2,556	128,669
DR Horton	2,858	50,387
Expedia	982	55,964
Family Dollar Stores	1,264	83,525
Ford Motor	39,403	364,084
Fossil*	547	39,214
GameStop, Cl A	1,473	23,598
Gannett	2,442	34,457
Gap	3,496	103,097
Genuine Parts	1,654	105,906
Goodyear Tire & Rubber*	2,570	29,426
H&R Block	3,077	49,632
Harley-Davidson	2,398	103,666
Harman International Industries	729	29,415
Hasbro	1,249	44,739
Home Depot	16,380	854,708
International Game Technology	2,981	33,745
Interpublic Group	4,828	47,652
JC Penney	1,588	35,746
Johnson Controls	7,053	173,856
Kohl’s	2,698	134,145
Leggett & Platt	1,463	33,912
Lennar, Cl A	1,683	49,160
Limited Brands	2,600	123,630
Lowe’s	12,449	315,831
Macy’s	4,435	158,950
Marriott International, Cl A	2,806	102,195
Mattel	3,687	129,672
McDonald’s	10,805	965,535
McGraw-Hill	2,978	139,847
NetFlix*	574	32,632
Newell Rubbermaid	2,949	52,050
News, Cl A	22,320	513,806
Nike, Cl B	3,904	364,438
Nordstrom	1,678	90,847
Omnicom Group	2,860	143,515
O’Reilly Automotive*	1,367	117,207
priceline.com*	535	354,031
PulteGroup*	3,435	38,816
Ralph Lauren, Cl A	693	100,028
Ross Stores	2,470	164,107

Description	Shares	Value

Scripps Networks Interactive, Cl A	985	$53,042
Sears Holdings*	387	19,153
Staples	7,014	89,358
Starbucks	7,807	353,501
Starwood Hotels & Resorts Worldwide	2,050	111,007
Target	7,131	432,495
Tiffany	1,355	74,430
Time Warner	10,156	397,303
Time Warner Cable, Cl A	3,386	287,573
TJX	8,090	358,225
TripAdvisor*	982	36,737
Urban Outfitters*	1,268	38,737
VF	934	139,446
Viacom, Cl B	5,584	260,829
Walt Disney	18,782	922,947
Washington Post, Cl B	53	17,940
Whirlpool	789	53,305
Wyndham Worldwide	1,529	79,584
Wynn Resorts	806	75,563
Yum! Brands	4,833	313,372

		14,260,103

Consumer Staples (11.4%)
Altria Group	21,528	774,362
Archer-Daniels-Midland	7,009	182,865
Avon Products	4,478	69,364
Beam	1,645	103,438
Brown-Forman, Cl B	1,076	100,671
Campbell Soup	1,935	64,068
Clorox	1,384	100,631
Coca-Cola	23,867	1,928,454
Coca-Cola Enterprises	3,203	93,912
Colgate-Palmolive	5,108	548,395
ConAgra Foods	4,386	108,290
Constellation Brands, Cl A*	1,856	52,358
Costco Wholesale	4,585	440,985
CVS	13,557	613,454
Dean Foods*	2,005	24,802
Dr. Pepper Snapple Group	2,300	104,834
Estee Lauder, Cl A	2,281	119,479
General Mills	6,904	267,185
Hershey	1,656	118,801
HJ Heinz	3,436	189,702
Hormel Foods	1,488	41,530
JM Smucker	1,183	90,854
Kellogg	2,645	126,166
Kimberly-Clark	4,194	364,500
Kraft Foods, Cl A	18,935	751,909
Kroger	6,176	136,922
Lorillard	1,416	182,154
McCormick	1,422	86,571
Mead Johnson Nutrition, Cl A	2,200	160,512
Molson Coors Brewing, Cl B	1,695	71,732
Monster Beverage*	1,619	107,615
PepsiCo	16,546	1,203,391
Philip Morris International	18,044	1,649,943
Procter & Gamble	28,989	1,870,950
Reynolds American	3,645	168,654
Safeway	2,805	43,618
Sysco	6,386	187,685
Tyson Foods, Cl A	3,109	46,666
Walgreen	9,360	340,330
Wal-Mart Stores	18,257	1,358,869
Whole Foods Market	1,712	157,127

		15,153,748

Schedule of Investments (Unaudited)

July 31, 2012

United Association S&P 500 Index Fund

Description	Shares	Value

Energy (11.2%)
Alpha Natural Resources*	2,249	$15,765
Anadarko Petroleum	5,418	376,226
Apache	4,113	354,212
Baker Hughes	4,706	217,982
Cabot Oil & Gas	2,305	97,248
Cameron International*	2,671	134,271
Chesapeake Energy	7,059	132,850
Chevron	20,876	2,287,592
ConocoPhillips	13,380	728,407
Consol Energy	2,459	71,262
Denbury Resources*	4,145	62,672
Devon Energy	4,261	251,910
Diamond Offshore Drilling	737	48,215
Ensco, Cl A	2,461	133,706
EOG Resources	2,849	279,230
EQT	1,622	91,481
Exxon Mobil	49,460	4,295,601
FMC Technologies*	2,527	114,018
Halliburton	10,163	336,700
Helmerich & Payne	1,174	54,591
Hess	3,316	156,383
Kinder Morgan	5,343	191,333
Marathon Oil	7,578	200,590
Marathon Petroleum	3,756	177,659
Murphy Oil	2,087	111,988
Nabors Industries Ltd.*	2,977	41,202
National Oilwell Varco	4,555	329,327
Newfield Exploration*	1,390	42,437
Noble	2,663	98,531
Noble Energy	1,846	161,396
Occidental Petroleum	8,696	756,813
Peabody Energy	2,809	58,652
Phillips 66	6,945	261,132
Pioneer Natural Resources	1,330	117,878
QEP Resources	1,871	56,186
Range Resources	1,738	108,799
Rowan, Cl A*	1,311	46,055
Schlumberger	14,178	1,010,324
Southwestern Energy*	3,695	122,859
Spectra Energy	6,997	214,738
Sunoco	1,148	55,322
Tesoro	1,492	41,254
Valero Energy	6,013	165,357
Williams	6,296	200,150
WPX Energy*	2,058	32,825

		14,843,129

Financials (14.0%)
ACE	3,550	260,925
Aflac	4,732	207,167
Allstate	5,237	179,629
American Express	10,594	611,380
American International Group*	6,766	211,573
American Tower REIT	4,158	300,665
Ameriprise Financial	2,298	118,853
Aon	3,439	169,199
Apartment Investment & Management REIT, Cl A	1,285	35,248
Assurant	990	35,848
AvalonBay Communities REIT	1,042	153,268
Bank of America	113,563	833,553
Bank of New York Mellon	12,078	257,020
BB&T	7,047	221,064
Berkshire Hathaway, Cl B*	18,498	1,569,370

Description	Shares	Value

BlackRock, Cl A	1,356	$230,873
Boston Properties REIT	1,576	174,778
Capital One Financial	6,140	346,849
CBRE Group, Cl A*	3,291	51,274
Charles Schwab	10,714	135,318
Chubb	2,879	209,274
Cincinnati Financial	1,715	64,896
Citigroup	31,022	841,627
CME Group, Cl A	3,395	176,913
Comerica	1,940	58,608
Discover Financial Services	5,481	197,097
E*Trade Financial*	2,404	18,342
Equity Residential REIT	3,240	205,124
Federated Investors, Cl B	948	19,064
Fifth Third Bancorp	9,288	128,360
First Horizon National	2,593	21,340
Franklin Resources	1,462	168,057
Genworth Financial, Cl A*	5,133	25,870
Goldman Sachs Group	5,204	525,084
Hartford Financial Services Group	4,404	72,446
HCP REIT	4,358	205,741
Health Care REIT	2,264	140,889
Host Hotels & Resorts REIT	7,387	108,441
Hudson City Bancorp	5,179	32,887
Huntington Bancshares	8,424	52,355
IntercontinentalExchange*	762	99,990
Invesco	4,587	101,510
JPMorgan Chase	40,397	1,454,292
KeyCorp	9,514	75,922
Kimco Realty REIT	4,147	80,825
Legg Mason	1,273	31,214
Leucadia National	2,103	45,593
Lincoln National	2,834	56,822
Loews	3,205	126,886
M&T Bank	1,299	111,506
Marsh & McLennan	5,636	187,171
MetLife	11,191	344,347
Moody’s	2,009	81,425
Morgan Stanley	15,268	208,561
Nasdaq OMX Group	1,306	29,646
Northern Trust	2,451	111,275
NYSE Euronext	2,769	70,554
People’s United Financial	3,675	42,116
Plum Creek Timber REIT	1,680	68,191
PNC Financial Services Group (A)	5,595	330,665
Principal Financial Group	2,996	76,668
Progressive	6,275	123,868
ProLogis REIT	4,795	155,022
Prudential Financial	4,894	236,282
Public Storage REIT	1,487	221,489
Regions Financial	14,943	104,003
Simon Property Group REIT	3,247	521,111
SLM	5,553	88,792
State Street	5,169	208,724
SunTrust Banks	5,694	134,663
T Rowe Price Group	2,630	159,772
Torchmark	1,044	51,939
Travelers	4,124	258,369
UnumProvident	3,026	57,161
US Bancorp	20,040	671,340
Ventas REIT	3,032	203,902
Vornado Realty Trust REIT	1,922	160,487
Wells Fargo	55,819	1,887,240
Weyerhaeuser REIT	5,571	130,083
XL Group, Cl A	3,318	68,517
Zions Bancorporation	1,686	30,685

		18,584,897

Schedule of Investments (Unaudited)

July 31, 2012

United Association S&P 500 Index Fund

Description	Shares	Value

Health Care (11.8%)
Abbott Laboratories	16,664	$1,104,990
Aetna	3,773	136,054
Agilent Technologies	3,556	136,159
Alexion Pharmaceuticals*	1,936	202,990
Allergan	3,204	262,952
AmerisourceBergen	2,761	109,612
Amgen	8,228	679,633
Baxter International	5,914	346,028
Becton Dickinson	2,220	168,076
Biogen Idec*	2,556	372,741
Boston Scientific*	15,311	79,158
Bristol-Myers Squibb	18,063	643,043
Cardinal Health	3,728	160,639
CareFusion*	2,353	57,437
Celgene*	4,614	315,874
Cerner*	1,535	113,467
Cigna	2,949	118,786
Coventry Health Care	1,490	49,662
Covidien	4,964	277,388
CR Bard	891	86,659
DaVita*	988	97,239
DENTSPLY International	1,485	53,965
Edwards Lifesciences*	1,223	123,768
Eli Lilly	10,856	477,990
Express Scripts*	8,414	487,507
Forest Laboratories*	2,808	94,208
Gilead Sciences*	7,976	433,336
Hospira*	1,688	58,658
Humana	1,749	107,739
Intuitive Surgical*	422	203,193
Johnson & Johnson	29,056	2,011,256
Laboratory Corp of America Holdings*	1,018	85,604
Life Technologies*	1,893	83,065
McKesson	2,620	237,713
Medtronic	10,692	421,479
Merck	32,180	1,421,391
Mylan*	4,583	105,547
Patterson	911	31,065
PerkinElmer	1,190	30,404
Perrigo	1,021	116,414
Pfizer	79,737	1,916,877
Quest Diagnostics	1,655	96,702
St. Jude Medical	3,298	123,213
Stryker	3,318	172,635
Tenet Healthcare*	4,076	18,831
Thermo Fisher Scientific	3,759	209,264
UnitedHealth Group	11,103	567,252
Varian Medical Systems*	1,155	63,040
Waters*	940	72,831
Watson Pharmaceuticals*	1,387	107,950
WellPoint	3,443	183,477
Zimmer Holdings	1,844	108,667

		15,743,628

Industrials (10.1%)
3M	7,268	663,059
Avery Dennison	1,091	33,592
Boeing	7,828	578,567
Caterpillar	6,902	581,217
CH Robinson Worldwide	1,774	93,756
Cintas	1,177	46,644
Cooper Industries	1,614	116,014
CSX	10,650	244,311
Cummins	1,912	183,361
Danaher	6,009	317,335

Description	Shares	Value

Deere	4,208	$323,259
Dover	1,935	105,399
Dun & Bradstreet	508	40,736
Eaton	3,455	151,467
Emerson Electric	7,666	366,205
Engility Holdings*	173	2,526
Equifax	1,295	60,658
Expeditors International Washington	2,255	80,210
Fastenal	3,194	137,725
FedEx	3,265	294,830
Flowserve	569	68,269
Fluor	1,761	87,310
General Dynamics	3,756	238,281
General Electric	111,955	2,323,067
Honeywell International	8,124	471,598
Illinois Tool Works	5,006	272,026
Ingersoll-Rand	3,133	132,870
Iron Mountain	1,838	59,202
Jacobs Engineering Group*	1,309	50,488
Joy Global	1,141	59,263
L-3 Communications Holdings	1,040	73,726
Lockheed Martin	2,826	252,277
Masco	3,428	41,239
Norfolk Southern	3,424	253,547
Northrop Grumman	2,670	176,754
Paccar	3,691	147,677
Pall	1,232	65,801
Parker Hannifin	1,594	128,030
Pitney Bowes	2,163	28,898
Precision Castparts	1,532	238,318
Quanta Services*	2,231	51,291
Raytheon	3,632	201,503
Republic Services, Cl A	3,405	98,507
Robert Half International	1,473	39,786
Rockwell Automation	1,499	100,973
Rockwell Collins	1,605	81,165
Roper Industries	1,005	99,947
RR Donnelley & Sons	1,927	23,355
Ryder System	535	21,100
Snap-on	615	41,685
Southwest Airlines	8,196	75,321
Stanley Black & Decker	1,740	116,389
Stericycle*	926	85,979
Textron	2,954	76,952
Tyco International	4,882	268,217
Union Pacific	4,940	605,694
United Parcel Service, Cl B	10,150	767,442
United Technologies	9,642	717,751
W.W. Grainger	646	132,320
Waste Management	4,999	171,965
Xylem	1,916	45,946

		13,412,800

Information Technology (19.5%)
Accenture, Cl A	6,692	403,528
Adobe Systems*	5,238	161,749
Advanced Micro Devices*	5,838	23,702
Akamai Technologies*	1,888	66,420
Altera	3,303	117,091
Amphenol, Cl A	1,737	102,275
Analog Devices	3,093	120,874
Apple Computer	9,868	6,026,980
Applied Materials	13,440	146,362
Autodesk*	2,236	75,845
Automatic Data Processing	5,253	297,057
BMC Software*	1,746	69,142
Broadcom, Cl A	5,024	170,213

Schedule of Investments (Unaudited)

July 31, 2012

United Association S&P 500 Index Fund

Description	Shares	Value

CA	3,895	$93,753
Cisco Systems	56,675	903,966
Citrix Systems*	1,947	141,508
Cognizant Technology Solutions, Cl A*	3,117	176,952
Computer Sciences	1,630	40,130
Corning	15,508	176,946
Dell*	16,059	190,781
eBay*	12,106	536,296
Electronic Arts*	3,613	39,815
EMC*	22,104	579,346
F5 Networks*	815	76,104
Fidelity National Information Services	2,441	76,745
First Solar*	570	8,858
Fiserv*	1,464	102,670
FLIR Systems	1,629	33,313
Google, Cl A*	2,691	1,703,322
Harris	1,215	50,605
Hewlett-Packard	20,949	382,110
Intel	53,227	1,367,934
International Business Machines	12,165	2,384,097
Intuit	3,091	179,340
Jabil Circuit	1,973	42,814
JDS Uniphase*	2,355	23,173
Juniper Networks*	5,616	98,448
KLA-Tencor	1,711	87,107
Lam Research*	2,130	73,293
Lexmark International, Cl A	774	13,537
Linear Technology	2,424	78,174
LSI*	5,837	40,275
Mastercard, Cl A	1,144	499,436
Microchip Technology	2,020	67,428
Micron Technology*	9,781	60,740
Microsoft	79,102	2,331,136
Molex	1,442	36,223
Motorola Solutions	3,144	151,981
NetApp*	3,833	125,224
NVIDIA*	6,609	89,486
Oracle	41,049	1,239,680
Paychex	3,445	112,617
Qualcomm	18,138	1,082,476
Red Hat*	2,086	111,935
SAIC	2,952	34,155
Salesforce.com*	1,417	176,218
SanDisk*	2,630	108,172
Symantec*	7,678	120,928
TE Connectivity	4,471	147,588
Teradata*	1,756	118,741
Teradyne*	1,930	28,391
Texas Instruments	11,991	326,635
Total System Services	1,709	40,418
VeriSign*	1,689	75,025
Visa, Cl A	5,330	687,943
Western Digital*	2,551	101,453
Western Union	6,592	114,899
Xerox	14,139	97,983
Xilinx	2,754	89,230
Yahoo!*	12,711	201,342

		25,860,133

Materials (3.3%)
Air Products & Chemicals	2,209	177,670
Airgas	718	56,952
Alcoa	10,999	93,162
Allegheny Technologies	1,093	32,823
Ball	1,651	68,616
Bemis	1,100	33,825

Description	Shares	Value

CF Industries Holdings	699	$136,836
Cliffs Natural Resources	1,360	55,610
Dow Chemical	12,647	363,981
Eastman Chemical	1,465	76,590
Ecolab	3,104	203,157
EI du Pont de Nemours	9,913	492,676
FMC	1,488	81,393
Freeport-McMoRan Copper & Gold	10,175	342,592
International Flavors & Fragrances	858	47,825
International Paper	4,642	152,304
MeadWestvaco	1,779	50,524
Monsanto	5,728	490,431
Mosaic	3,188	185,255
Newmont Mining	5,243	233,156
Nucor	3,320	130,144
Owens-Illinois*	1,733	31,974
PPG Industries	1,626	177,982
Praxair	3,197	331,720
Sealed Air	1,991	32,254
Sherwin-Williams	922	123,871
Sigma-Aldrich	1,268	87,746
Titanium Metals	877	10,226
United States Steel	1,385	28,600
Vulcan Materials	1,377	53,345

		4,383,240

Telecommunication Services (3.3%)
AT&T	62,030	2,352,178
CenturyTel	6,628	275,327
Crown Castle International*	2,862	177,101
Frontier Communications	11,008	43,151
MetroPCS Communications*	3,142	27,524
Sprint-FON Group*	31,506	137,366
Verizon Communications	30,058	1,356,818
Windstream	6,346	63,206

		4,432,671

Utilities (3.9%)
AES*	7,025	84,721
AGL Resources	1,249	50,584
Ameren	2,656	90,862
American Electric Power	5,238	221,253
CenterPoint Energy	4,646	97,845
CMS Energy	2,822	69,590
Consolidated Edison	3,212	207,174
Dominion Resources	6,235	338,623
DTE Energy	1,861	114,209
Duke Energy	7,641	517,907
Edison International	3,554	164,124
Entergy	1,912	138,945
Exelon	9,353	365,889
FirstEnergy	4,569	229,455
Integrys Energy Group	863	52,246
NextEra Energy	4,515	320,113
NiSource	3,115	79,713
Northeast Utilities	3,285	131,006
NRG Energy	2,475	49,054
Oneok	2,260	100,593
Pepco Holdings	2,545	50,798
PG&E	4,435	204,720
Pinnacle West Capital	1,210	64,783
PPL	6,304	182,186
Public Service Enterprise Group	5,511	183,186
SCANA	1,271	62,495
Sempra Energy	2,610	183,770
Southern	9,431	454,103
TECO Energy	2,398	43,620

Schedule of Investments (Unaudited)

July 31, 2012

United Association S&P 500 Index Fund

Description	Shares	Value

Wisconsin Energy	2,528	$102,991
Xcel Energy	5,366	157,224

		5,113,782

Total Common Stock (Cost $162,189,513)		131,788,131

Short-Term Investment (0.7%)
PNC Advantage Institutional Money Market Fund, 0.050% (B) (C) (Cost $976,098)	976,098	976,098

Total Investments – 99.9% (Cost $163,165,611)†		$132,764,229

Percentages are based on Net Assets of $132,887,384.

* Non-income producing security.

(A)	The Fund may purchase securities of certain companies with which it is affiliated to the extent these companies are represented in its benchmark index.
(B)	The rate reported on the Schedule of Investments is the 7-day effective yield as of July 31, 2012
(C)	Investment in affiliated security.
†	At July 31, 2012, the tax basis cost of the Fund’s investments was $166,535,169, and the unrealized appreciation and depreciation were $17,215,722 and $(50,986,662) respectively.

Cl — Class

Ltd. — Limited

REIT — Real Estate Investment Trust

S&P — Standard & Poor’s

A list of the open long S&P Index futures contracts held by the Fund at July 31, 2012 is as follows:

Number of Contracts	Contract Value	Expiration Date	Net Unrealized Appreciation
14	$962,220	September 2012	$24,604

For the quarter ended July 31, 2012, the total amount of all open futures contracts, as presented in the table above, is representative of the volume of activity for the derivative type during the period.

As of July 31, 2012, all of the Fund’s investments are classified as Level 1. For the quarter ended July 31, 2012, there were no Level 3 securities.

During the quarter ended July 31, 2012, there have been no transfers between Level 1 and Level 2, or Level 2 and Level 3 securities.

During the quarter ended July 31, 2012, there have been no significant changes to the Fund’s fair value methodologies.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual and annual financial statements.

UAF-QH-003-1100

Item 2.	Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
President

Date: September 27, 2012

By (Signature and Title)	/s/ Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: September 27, 2012